Income Taxes - Summary of Company's Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 29,829	$ 32,969
Intangibles	3,875	13
Accrued compensation	325	312
Credits	6,252	6,248
Fixed assets	40	43
Other, net	96	23
Right-of-use liability	23	108
Deferred tax assets	40,440	39,716
Deferred tax liabilities:
Right-of-use asset	(19)	(105)
Deferred tax liabilities	19	105
Net deferred tax assets	40,421	39,611
Valuation allowance	(40,421)	(39,611)
Net deferred tax assets	$ 0	$ 0